Report for the Calendar Year or Quarter Ended: June 30, 1999
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) :  [  ]  is a restatement
                                    [  ]  adds new holdings to entries.
Institutional Investment Manager Filing This Report:
Name:             Westport Advisers LLC
Address:          253 Riverside Avenue
                  Westport, CT  06880

13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Ronald H. Oliver
Title:            Managing Member
Phone:            203-227-3601
Signature, Place, and Date of Signing:

         Ronald H. Oliver    Westport, Connecticut     August 15, 1999

Report Type  (Check only one):

[x ]    13F Holdings Report
[  ]    13F Notice
[  ]    13F Combination Report

List of Other Managers Reporting for this Manager:


I am signing this report as required by the Securities Exchange Act of 1934

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:     59

Form 13F Information Table Value Total (x$1,000):    $ 144,365

List of Included Managers:

         Andrew J. Knuth      Westport Advisers LLC
         Edmund H. Nicklin    Westport Advisers LLC

List of Other Included Managers:
         No.     13F File Number           Name

                                  FORM 13F
                             INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AAR Corporation                COM              000361105     1843    81250 SH       DEFINED                          81250
Air Express Int'l              COM              009104100     3834   151100 SH       DEFINED                         151100
Airborne Freight               COM              009266107     1215    43900 SH       DEFINED                          43900
Alpha Indus                    COM              020753109     3990    83775 SH       DEFINED                          83775
Anadigics Inc                  COM              032515108     2745    74200 SH       DEFINED                          74200
Applebees International Inc.   COM              037899101     1506    50000 SH       DEFINED                          50000
Aspen Technology Inc.          COM              045327103     2644   225000 SH       DEFINED                         225000
Barrett Business Services      COM              068463108      672    79100 SH       DEFINED                          79100
Billing Concepts Corp.         COM              090063108     2797   250000 SH       DEFINED                         250000
Bindley Western Industries     COM              090324104     2483   107644 SH       DEFINED                         107644
C&D Technologies Inc.          COM              124661109     4453   145400 SH       DEFINED                         145400
Checkpoint Sys                 COM              162825103     1035   115800 SH       DEFINED                         115800
Circle International Group     COM              172574105      541    24750 SH       DEFINED                          24750
Conexant Systems, Inc.         COM              207142100     7838   135000 SH       DEFINED                         135000
Consolidated Stores            COM              210149100     3051   113006 SH       DEFINED                         113006
Cox Radio                      COM              224051102     1432    26400 SH       DEFINED                          26400
Downey Financial               COM              281018105     2194   100000 SH       DEFINED                         100000
Duane Reade Inc.               COM              263578106     5270   172800 SH       DEFINED                         172800
El Paso Electric Co.           COM              283677854     1858   207850 SH       DEFINED                         207850
Emmis Communications Corp      COM              291525103     3985    80700 SH       DEFINED                          80700
Fritz Cos                      COM              358846103     1765   164200 SH       DEFINED                         164200
Gaylord Entertainment A        COM              367905106     2250    75000 SH       DEFINED                          75000
Harbor Florida Bancshares      COM              411901101     1837   150000 SH       DEFINED                         150000

Harcourt General, Inc.         COM              41163G101      206     4000 SH       DEFINED                           4000
Houghton Mifflin               COM              441560109     4706   100000 SH       DEFINED                         100000
ITT Education                  COM              45068B109     4118   158000 SH       DEFINED                         158000
JLG Industries Inc.            COM              462210101     1182    58000 SH       DEFINED                          58000
Lincare Holdings Inc.          COM              532791100      200     8000 SH       DEFINED                           8000
Mediaone Group Inc.            COM              58440J104      372     5000 SH       DEFINED                           5000
Owens & Minor                  COM              690732102     2313   210250 SH       DEFINED                         210250
PBOC Holdings Inc.             COM              69316G108     1025   102500 SH       DEFINED                         102500
Parametric Technology Corp     COM              699173100      208    15000 SH       DEFINED                          15000
Pennzenergy Company            COM              70931Q109     5330   320600 SH       DEFINED                         320600
People's Savings CT            COM              710198102     2557    84000 SH       DEFINED                          84000
Pittston BAX Group             COM              725701882      461    48475 SH       DEFINED                          48475
Pittston Brinks                COM              725701106      201     7500 SH       DEFINED                           7500
Pogo Producing Co              COM              730448107     2133   114500 SH       DEFINED                         114500
Policy Management Systems      COM              731108106     4942   164750 SH       DEFINED                         164750
Quorum Health Group Inc.       COM              749084109     3593   286000 SH       DEFINED                         286000
Rational Software Corp.        COM              75409P202     3771   114500 SH       DEFINED                         114500
Republic Banking Corp of Fl    COM              760322107     1107    57500 SH       DEFINED                          57500
Reynolds & Reynolds, Inc.      COM              761695105     5049   216600 SH       DEFINED                         216600
Rogers Corp                    COM              775133101     1431    48500 SH       DEFINED                          48500
Ruby Tuesday                   COM              781182100     2495   131300 SH       DEFINED                         131300
Saks Incorporated              COM              79377w108     1963    68000 SH       DEFINED                          68000
Seacoast Financial Services Co COM              81170Q106     2126   186925 SH       DEFINED                         186925
Sensormatic Elect.             COM              817265101     2177   156200 SH       DEFINED                         156200
Shared Medical Systems Corp.   COM              819486101     3654    56000 SH       DEFINED                          56000
Southwestern Energy Co.        COM              845467109      116    11000 SH       DEFINED                          11000
Staten Island Bancorp Inc.     COM              857550107     1440    80000 SH       DEFINED                          80000
Sterling Financial             COM              859319105     1547   112000 SH       DEFINED                         112000

Strattec Securities Corp       COM              863111100      219     6500 SH       DEFINED                           6500
Timberland Bancorp.            COM              887098101      827    70400 SH       DEFINED                          70400
Unigraphics Solutions Inc.     COM              904928108     5612   298300 SH       DEFINED                         298300
Unitrode Corporation           COM              913283107     6326   220500 SH       DEFINED                         220500
Universal Health ClB           COM              913903100     3744    78400 SH       DEFINED                          78400
Volt Inf. Sci.                 COM              928703107     2583   112912 SH       DEFINED                         112912
Whitehall Jewellers, Inc.      COM              965063100     1412    52900 SH       DEFINED                          52900
Xtra Corp.                     COM              984138107     1980    43100 SH       DEFINED                          43100